Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of breakdown

	12.31.24	12.31.23
Assets
Tax losses carryforward	2,543,398	2,532,720
Negative calculation basis (social contribution)	915,623	911,779

Temporary differences - Assets
Provisions for tax, civil and labor risks	394,642	365,381
Expected credit losses	215,626	176,776
Impairment on tax credits	54,853	55,253
Provision for other obligations	110,059	115,216
Write-down to net realizable value of inventories	10,248	19,627
Employees' benefits plan	133,783	137,947
Lease basis difference	256,418	189,753
Share-based payment	26,967	-
Other temporary differences	299,549	118,846
	4,961,166	4,623,298

Temporary differences - Liabilities
Goodwill amortization basis difference	(337,038)	(336,135)
Depreciation (useful life) basis difference	(1,118,093)	(863,896)
Business combination (1)	(959,663)	(971,832)
Monetary correction by Hyperinflation	(46,319)	(95,981)
Unrealized gains on derivatives, net	(120,326)	(127,036)
Unrealized fair value gains, net	(29,977)	(163,744)
Other temporary differences	(20,671)	(11,691)
	(2,632,087)	(2,570,315)

Total deferred taxes	2,329,079	2,052,983

Total Assets	2,331,012	2,113,108
Total Liabilities	(1,933)	(60,125)
	2,329,079	2,052,983
(1)	The deferred tax liability on business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

Schedule of deferred income taxes, net

	12.31.24	12.31.23
Beginning balance	2,052,983	2,454,998
Deferred income taxes recognized in income	(8,180)	244,172
Deferred income taxes recognized in other comprehensive income	282,988	(217,297)
Deferred income and social contribution taxes used in the leniency agreement	-	(435,128)
Other	1,288	6,238
Ending balance	2,329,079	2,052,983

Schedule of effective income tax rate reconciliation

	12.31.24	12.31.23	12.31.22

Income (loss) before taxes	5,049,873	(1,984,706)	(2,805,044)
Nominal tax rate	34%	34%	34%
Expenses at nominal tax rates	(1,716,957)	674,800	953,715
Adjustments to income taxes
Income from associates and joint ventures	(4,649)	(1,110)	366
Tax rate, GAAP and permanent differences on the results of a subsidiary	62,206	(536,428)	212,753
Effect of exchange rate variation on assets and liabilities of subsidiaries	922,204	(190,743)	(538,002)
Deferred tax assets not recognized	-	-	(967,103)
Interest on equity capital	389,640	-	-
Interest on taxes	74,652	140,056	83,235
Profits taxed by foreign jurisdictions	(329,147)	(110,655)	(31,400)
Tax paid on international subsidiaries	141,206	26,416	21,061
Recognition of tax assets from previous years	11,722	61,348	(77,964)
Provision for contingencies (1) (IRPJ and CSLL)	(977,277)	-	-
Other permanent differences	68,431	52,170	57,705
	(1,357,969)	115,854	(285,634)

Effective rate	26.9%	5.8%	-10.2%

Current tax	(1,349,789)	(128,318)	(77,574)
Deferred tax	(8,180)	244,172	(208,060)
(1)	Contingency reported in note 20.2.1.